Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	2010-06-30
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 31,562,719,880
Entity Common Stock, Shares Outstanding	3,231,031,788

Condensed Consolidated Balance Sheets (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 6,235	$ 7,293
Short-term investments	0	3,747
Accounts receivable
Related parties	89	79
Unrelated parties	5,741	3,041
Loans and advances to related parties	14	107
Inventories	3,806	3,196
Deferred income tax	533	852
Unrealized gains on derivative instruments	21	105
Advances to suppliers	328	498
Recoverable taxes	1,303	1,511
Others	845	865
Total current assets	18,915	21,294
Non-current assets held for sale	6,124	0
Non-current assets
Property, plant and equipment, net	72,616	67,637
Intangible assets	1,133	1,173
Investments in affiliated companies, joint ventures and others	4,444	4,585
Other assets
Goodwill on acquisition of subsidiaries	3,017	2,313
Loans and advances
Related parties	11	36
Unrelated parties	134	158
Prepaid pension cost	1,464	1,335
Prepaid expenses	230	235
Judicial deposits	1,410	1,143
Advances to suppliers - energy	0	511
Recoverable taxes	474	817
Unrealized gains on derivative instruments	638	865
Others	193	177
Total other assets	7,571	7,590
TOTAL	110,803	102,279
Current liabilities
Suppliers	2,950	2,309
Payroll and related charges	708	864
Current portion of long-term debt	3,958	2,933
Short-term debt	88	30
Loans from related parties	25	19
Provision for income taxes	144	173
Taxes payable and royalties	124	124
Employees postretirement benefits	198	144
Railway sub-concession agreement payable	391	285
Unrealized losses on derivative instruments	48	129
Provisions for asset retirement obligations	80	89
Dividends payable	421	1,464
Other	546	618
Total current liabilities	9,681	9,181
Liabilities associated with non-current assets held for sale	2,532	0
Non-current liabilities
Employees postretirement benefits	2,032	1,970
Long-term debt	19,125	19,898
Provisions for contingencies (Note 17 (b))	1,967	1,763
Unrealized losses on derivative instruments	148	9
Deferred income tax	7,180	5,755
Provisions for asset retirement obligations	1,082	1,027
Debentures	782	752
Other	1,854	1,427
Total non-current liabilities	34,170	32,601
Redeemable noncontrolling interest	724	731
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2009 - 2,108,579,618) issued	10,370	9,727
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2009 - 3,256,724,482) issued	16,016	15,262
Treasury stock -51,451,871 (2009 - 77,581,904) preferred and 25,692,694 (2009 - 74,997,899) common shares	(660)	(1,150)
Additional paid-in capital	1,790	411
Mandatorily convertible notes - common shares	290	1,578
Mandatorily convertible notes - preferred shares	644	1,225
Other cumulative comprehensive loss	(3,559)	(1,808)
Undistributed retained earnings	26,086	28,508
Unappropriated retained earnings	9,234	3,182
Total Company stockholders' equity	60,211	56,935
Noncontrolling interests	3,485	2,831
Total stockholders' equity	63,696	59,766
TOTAL	$ 110,803	$ 102,279

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2010	Dec. 31, 2009
Stockholders' equity
Preferred class A stock, par value	$ 0	$ 0
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	51,451,871	77,581,904
Treasury stock, common shares	25,692,694	74,997,899

Condensed Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended						6 Months Ended
	Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2009		Jun. 30, 2010		Jun. 30, 2009
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 8,402		$ 5,693		$ 4,035		$ 14,095		$ 8,539
Aluminum products	655		599		468		1,254		910
Revenues from logistic services	409		314		281		723		480
Fertilizer products	210		65		121		275		186
Other products and services	254		177		179		431		390
Revenues before taxes	9,930		6,848		5,084		16,778		10,505
Taxes on revenues	(272)		(244)		(136)		(516)		(233)
Net operating revenues	9,658		6,604		4,948		16,262		10,272
Operating costs and expenses
Cost of ores and metals sold	(2,965)		(2,600)		(2,254)		(5,565)		(4,400)
Cost of aluminum products	(545)		(507)		(529)		(1,052)		(981)
Cost of logistic services	(262)		(230)		(178)		(492)		(343)
Cost of fertilizer products	(175)		(38)		(41)		(213)		(64)
Other	(175)		(164)		(133)		(339)		(247)
Total costs	(4,122)		(3,539)		(3,135)		(7,661)		(6,035)
Selling, general and administrative expenses	(343)		(293)		(230)		(636)		(463)
Research and development expenses	(189)		(172)		(265)		(361)		(454)
Other	(374)		(538)		(342)		(912)		(659)
Total costs and expenses	(5,028)		(4,542)		(3,972)		(9,570)		(7,611)
Operating income	4,630		2,062		976		6,692		2,661
Non-operating income (expenses)
Financial income	69		48		93		117		218
Financial expenses	(514)		(465)		(293)		(979)		(580)
Gains (losses) on derivatives, net	(112)		(230)		873		(342)		891
Foreign exchange and indexation gains (losses), net	66		(30)		523		36		539
Gain (loss) on sale of investments					157				157
Total non-operating income (expenses)	(491)		(677)		1,353		(1,168)		1,225
Income before discontinued operations, income taxes and equity results	4,139		1,385		2,329		5,524		3,886
Income taxes
Current	(609)		(249)		(1,494)		(858)		(1,971)
Deferred	(52)		488		(130)		436		41
Total income tax	(661)		239		(1,624)		(422)		(1,930)
Equity in results of affiliates, joint ventures and other investments	283		96		135		379		207
Net income from continuing operations	3,761		1,720		840		5,481		2,163
Discontinued operations, net of tax	(6)		(145)				(151)
Net income	3,755		1,575		840		5,330		2,163
Net income (loss) attributable to noncontrolling interests	50		(29)		50		21		10
Net income attributable to the Company's stockholders	$ 3,705		$ 1,604		$ 790		$ 5,309		$ 2,153
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share	$ 0.69		$ 0.29		$ 0.14		$ 0.99		$ 0.39
Earnings per common share	$ 0.69		$ 0.29		$ 0.14		$ 0.99		$ 0.39
Earnings per preferred share linked to convertible mandatorily notes	$ 1.09	[1]	$ 0.54	[1]	$ 0.63	[1]	$ 1.79	[1]	$ 1.16	[1]
Earnings per common share linked to convertible mandatorily notes	$ 1.95	[1]	$ 0.6	[1]	$ 0.69	[1]	$ 3.48	[1]	$ 1.25	[1]

[1]	Basic earnings per share only, as dilution assumes conversion

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities:
Net income	$ 3,755	$ 1,575	$ 840	$ 5,330	$ 2,163
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	748	743	643	1,491	1,202
Dividends received	199	50	106	249	143
Equity in results of affiliates, joint ventures and other investments	(283)	(96)	(135)	(379)	(207)
Deferred income taxes	52	(488)	130	(436)	(41)
Loss on disposal of property, plant and equipment	48	98	46	146	87
Loss on sale of investments			(157)		(157)
Discontinued operations, net of tax	6	145		151
Foreign exchange and indexation gains, net	(20)	(59)	(817)	(79)	(874)
Unrealized derivative losses (gains), net	223	243	(809)	466	(805)
Unrealized interest (income) expense, net	(13)	18	(54)	5	(51)
Others	(17)	118	(18)	101	(34)
Decrease (increase) in assets:
Accounts receivable	(1,608)	(777)	271	(2,385)	662
Inventories	(130)	(258)	98	(388)	217
Recoverable taxes	(78)	48	1,275	(30)	1,171
Others	(60)	125	(8)	65	(85)
Increase (decrease) in liabilities:
Suppliers	385	112	(227)	497	(330)
Payroll and related charges	127	(277)	62	(150)	(77)
Income taxes	357	(46)	(276)	311	(60)
Others	(15)	132	96	117	307
Net cash provided by operating activities	3,676	1,406	1,066	5,082	3,231
Cash flows from investing activities:
Short term investments	12	3,735	217	3,747	(692)
Related parties
Loan proceeds		(28)	(38)	(28)	(61)
Repayments	1			1	7
Others	9	(5)	(14)	4	(10)
Judicial deposits	(47)	(116)	(34)	(163)	(53)
Investments	(23)	(28)	(291)	(51)	(429)
Additions to, property, plant and equipment	(2,236)	(1,817)	(2,008)	(4,053)	(3,696)
Proceeds from disposal of investments/property, plant and equipment	0		277	0	277
Acquisition of subsidiaries, net of cash acquired	(5,234)		(300)	(5,234)	(1,150)
Net cash provided by (used in) investing activities	(7,518)	1,741	(2,191)	(5,777)	(5,807)
Cash flows from financing activities:
Short-term debt, additions	225	1,632	351	1,857	454
Short-term debt, repayments	(206)	(1,649)	(342)	(1,855)	(416)
Related parties
Loan proceeds	5	10		15
Repayments	(2)	(1)	(155)	(3)	(223)
Issuances of long-term debt
Third parties	469	1,059	296	1,528	481
Repayments of long-term debt
Third parties	(133)	(250)	(52)	(383)	(162)
Treasury stock					(10)
Dividends and interest attributed to Company's stockholders	(1,250)		(1,255)	(1,250)	(1,255)
Dividends and interest attributed to noncontrolling interest	(58)	(1)		(59)
Net cash provided by (used in) financing activities	(950)	800	(1,157)	(150)	(1,131)
Increase (decrease) in cash and cash equivalents	(4,792)	3,947	(2,282)	(845)	(3,707)
Effect of exchange rate changes on cash and cash equivalents	(97)	(116)	1,477	(213)	1,568
Cash and cash equivalents, beginning of period	11,124	7,293	8,997	7,293	10,331
Cash and cash equivalents, end of period	6,235	11,124	8,192	6,235	8,192
Cash paid during the period for:
Interest on short-term debt		(1)		(1)
Interest on long-term debt	(298)	(243)	(311)	(541)	(588)
Income tax	(40)	(127)	(85)	(167)	(228)
Non-cash transactions
Interest capitalized	$ 56	$ 46	$ 50	$ 102	$ 115

Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (USD $) In Millions, except Share data	Total Company stockholders' equity	Preferred class A stock	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common stock	Mandatorily convertible notes - preferred stock	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests	Total
Beginning of the period at Dec. 31, 2008		$ 9,727	$ 15,262	$ (1,141)	$ 393	$ 1,288	$ 581		$ (11,493)	$ 17	$ (34)		$ 18,340	$ 9,616	$ 1,892
Beginning of the period, shares at Dec. 31, 2008				(151,792,203)
Sales (acquisitions)				(10)
Acquisitions, shares				(831,400)
Change in the period									5,108	32	109	1
Transfer from/to unappropriated retained earnings													3,590
Net income attributable to the stockholders' Company														2,153		2,153
Interest on mandatorily convertible debt
Preferred class A stock														(23)
Common stock														(49)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings														(3,590)
Disposals of noncontrolling interests															29
Cumulative translation adjustments															535
Net income (loss) attributable to noncontrolling interests															10	10
Dividends and interest attributable to noncontrolling interests															(1)
Capitalization of stockholders advances															12
Total number of shares		2,108,590,250	3,256,724,482	(152,623,603)												5,212,691,129
End of the period, shares		2,108,590,250	3,256,724,482	(152,623,603)												5,212,691,129
End of the period at Jun. 30, 2009	49,877	9,727	15,262	(1,151)	393	1,288	581	(6,260)	(6,385)	49	75	1	21,930	8,107	2,477	52,354
Beginning of the period at Mar. 31, 2009		9,727	15,262	(1,151)	393	1,288	581		(11,597)	113	(82)		18,513	10,780	2,085
Beginning of the period, shares at Mar. 31, 2009				(152,623,603)
Change in the period									5,212	(64)	157	1
Transfer from/to unappropriated retained earnings													3,417
Net income attributable to the stockholders' Company														790		790
Interest on mandatorily convertible debt
Preferred class A stock														(15)
Common stock														(31)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings														(3,417)
Disposals of noncontrolling interests															29
Cumulative translation adjustments															313
Net income (loss) attributable to noncontrolling interests															50	50
Total number of shares		2,108,590,250	3,256,724,482													5,212,691,129
End of the period, shares		2,108,590,250	3,256,724,482													5,212,691,129
End of the period at Jun. 30, 2009	49,877	9,727	15,262		393	1,288	581	(6,260)	(6,385)	49	75	1	21,930	8,107	2,477	52,354
Beginning of the period at Dec. 31, 2009	58,224							(2,081)	(1,772)	0	(38)	2	28,508	3,182	2,831	59,766
Change in the period									(390)	2	138	(23)
Transfer from/to unappropriated retained earnings													(633)
Net income attributable to the stockholders' Company														1,604		1,604
Interest on mandatorily convertible debt
Preferred class A stock														(19)
Common stock														(23)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings														633
Cumulative translation adjustments															(11)
Cash flow hedge															4	4
Net income (loss) attributable to noncontrolling interests															(29)	(29)
Dividends and interest attributable to noncontrolling interests															(11)
Total number of shares																5,212,724,297
End of the period, shares																5,212,724,297
End of the period at Mar. 31, 2010	58,224							(2,081)	(2,162)	2	100	(21)	27,875	5,377	2,784	61,008
Beginning of the period at Dec. 31, 2009	60,211	9,727	15,262	(1,150)	411	1,578	1,225	(3,559)	(1,772)	0	(38)	2	28,508	3,182	2,831	59,766
Beginning of the period, shares at Dec. 31, 2009			3,256,724,482	(152,579,803)
Transfer from undistributed retained earnings		643	754
Sales (acquisitions)				490
Acquisitions, shares				0
Conversions				75,000,000
Change in the period					1,379	(1,288)	(581)		(1,845)	0	(26)	120
Transfer from/to unappropriated retained earnings													(1,025)
Transfer to capitalized earnings													(1,397)
Net income attributable to the stockholders' Company														5,309		5,309
Interest on mandatorily convertible debt
Preferred class A stock														(38)
Common stock														(46)
Dividends and interest attributed to stockholders' equity
Preferred class A stock														(77)
Common stock														(121)
Appropriation from/to undistributed retained earnings														1,025
Disposals of noncontrolling interests															2,309
Cumulative translation adjustments															(22)
Cash flow hedge															35	35
Net income (loss) attributable to noncontrolling interests															21	21
Dividends and interest attributable to noncontrolling interests															(6)
Capitalization of stockholders advances															0
Assets and liabilities held for sale															(1,683)
Total number of shares		2,108,579,618	3,256,724,482	(77,144,565)												5,288,159,535
End of the period, shares		2,108,579,618	3,256,724,482	(77,144,565)												5,288,159,535
End of the period at Jun. 30, 2010	60,211	10,370	16,016	(660)	1,790	290	644	(3,559)	(3,617)	0	(64)	122	26,086	9,234	3,485	63,696
Beginning of the period at Mar. 31, 2010	58,224	9,727	15,262	(1,150)	411	1,578	1,225	(2,081)	(2,162)	2	100	(21)	27,875	5,377	2,784	61,008
Beginning of the period, shares at Mar. 31, 2010		2,108,579,618	3,256,724,482	(152,579,803)												5,212,724,297
Transfer from undistributed retained earnings		643	754
Sales (acquisitions)				490
Acquisitions, shares				0
Conversions				75,000,000
Change in the period					1,379	(1,288)	(581)		(1,455)	(2)	(164)	143
Transfer from/to unappropriated retained earnings													(392)
Transfer to capitalized earnings													(1,397)
Net income attributable to the stockholders' Company														3,705		3,705
Interest on mandatorily convertible debt
Preferred class A stock														(19)
Common stock														(23)
Dividends and interest attributed to stockholders' equity
Preferred class A stock														(77)
Common stock														(121)
Appropriation from/to undistributed retained earnings														392
Disposals of noncontrolling interests															2,309
Cumulative translation adjustments															(11)
Cash flow hedge															31	31
Net income (loss) attributable to noncontrolling interests															50	50
Dividends and interest attributable to noncontrolling interests															5
Capitalization of stockholders advances																0
Assets and liabilities held for sale															(1,683)
Total number of shares		2,108,579,618	3,256,724,482	(77,144,565)												5,288,159,535
End of the period, shares		2,108,579,618	3,256,724,482	(77,144,565)												5,288,159,535
End of the period at Jun. 30, 2010	$ 60,211	$ 10,370	$ 16,016	$ (660)	$ 1,790	$ 290	$ 644	$ (3,559)	$ (3,617)	$ 0	$ (64)	$ 122	$ 26,086	$ 9,234	$ 3,485	$ 63,696

Consolidated Statements of Comprehensive Income (deficit) (Unaudited) (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Company's stockholders:
Net income attributable to Company's stockholders	$ 3,705	$ 1,604	$ 790	$ 5,309	$ 2,153
Cumulative translation adjustments	(1,455)	(390)	5,212	(1,845)	5,108
Unrealized gain (loss) - available-for-sale securities
Gross balance as of the period/year end	(2)	6	(109)	4	22
Tax (expense) benefit	0	(4)	45	(4)	10
Unrealized gain (loss) - available-for-sale securities, net	(2)	2	(64)		32
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(297)	206	236	(91)	208
Tax (expense) benefit	133	(68)	(79)	65	(99)
Surplus (deficit) accrued pension plan, net	(164)	138	157	(26)	109
Cash flow hedge
Gross balance as of the period/year end	151	3	1	154	1
Tax expense	(8)	(26)		(34)
Cash flow hedge, net	143	(23)	1	120	1
Total comprehensive income attributable to Company's stockholders	2,227	1,331	6,096	3,558	7,403
Noncontrolling interests:
Net income (loss) attributable to noncontrolling interests	50	(29)	50	21	10
Cumulative translation adjustments	(11)	(11)	313	(22)	535
Cash flow hedge	31	4		35
Total comprehensive income (deficit) attributable to Noncontrolling interests	70	(36)	363	34	545
Total comprehensive income (deficit)	$ 2,297	$ 1,295	$ 6,459	$ 3,592	$ 7,948

The Company and its operations	6 Months Ended
Jun. 30, 2010
The Company and its operations [Abstract]
The Company and its operations
1 The Company and its operations
Vale S.A., (“Vale”, the “Company” or “we”) is a limited liability company incorporated in Brazil. Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.
At June 30, 2010, our principal consolidated operating subsidiaries are the following:

		% voting
Subsidiary	% ownership	capital	Location	Principal activity
Alumina do Norte do Brasil S.A. — Alunorte (*)	57.03	59.02	Brazil	Alumina
Alumínio Brasileiro S.A. — Albras (*)	51.00	51.00	Brazil	Aluminum
CVRD Overseas Ltd	100.00	100.00	Cayman Islands	Trading
Ferrovia Centro-Atlântica S. A	99.99	99.99	Brazil	Logistic
Ferrovia Norte Sul S.A	100.00	100.00	Brazil	Logistic
Fertilizantes Fosfatados S.A — Fosfértil	58.60	72.60	Brazil	Fertilizers
Mineração Corumbaense Reunidas S.A.	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.09	59.09	Indonesia	Nickel
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Colombia Ltd	100.00	100.00	Colombia	Coal
Vale Fosfatados S.A	100.00	100.00	Brazil	Fertilizers
Vale Inco Limited	100.00	100.00	Canada	Nickel
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganése Norway	100.00	100.00	Norway	Ferroalloys
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Manganèse France	100.00	100.00	France	Ferroalloys
Vale Nouvelle-Caledonie SAS	74.00	74.00	New Caledonia	Nickel

(*)	assets held for sale

Basis of consolidation	6 Months Ended
Jun. 30, 2010
Basis of consolidation [Abstract]
Basis of consolidation
2 Basis of consolidation
All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted for under the equity method (Note 11).
We evaluate the carrying value of our equity accounted investments in relation to publicly quoted market prices when available. If the quoted market price is below book value, and such decline is considered other than temporary, we write-down our equity investments to quoted market value.
We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.
Our participation in hydroelectric projects is made via consortium contracts under which we have undivided interests in the assets and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output. We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of presentation	6 Months Ended
Jun. 30, 2010
Basis of presentation [Abstract]
Basis of presentation
3 Basis of presentation
Our condensed consolidated interim financial information for the three-month periods ended June 30, 2010, March 31, 2010 and June 30, 2009 and for the six-month periods ended June 30, 2010 and 2009, prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), are unaudited. However, in our opinion, such condensed consolidated interim financial information includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month and six-month periods ended June 30, 2010, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2010.
This condensed consolidated interim financial information should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2009, prepared in accordance with US GAAP.
In preparing the condensed consolidated financial information, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.
Since December 2007, significant modifications have been made to the accounting practices adopted in Brazil (“Brazilian GAAP”) as part of a convergence project with International Financial Reporting Standards (IFRS). The convergence project is expected to be completed by the end of 2010 and therefore our annual consolidated financial statements for 2010 prepared under Brazilian GAAP will be IFRS compliant. The Company does not expect to discontinue the US GAAP reporting during 2010.
The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.
All assets and liabilities have been translated to US dollars at the closing exchange rate at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.
The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.
The exchange rates used to translate the assets and liabilities of the Brazilian operations at June 30, 2010 and December 31, 2009, were R $1.8015 and R $1.7412, respectively.
The Company has assessed subsequent events through July 29, 2010 which is the date the financial statements were issued.

Accounting pronouncements	6 Months Ended
Jun. 30, 2010
Accounting pronouncements [Abstract]
Accounting pronouncements
4 Accounting pronouncements
a) Newly issued accounting pronouncements
Accounting Standards Update (ASU) number 2010-20 Receivables (Topic 310) improves the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. We are currently studying the future impact of this statement.
Accounting Standards Update (ASU) number 2010-18 Receivables (Topic 310) clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. This Codification does not impact our financial position, results of operations or liquidity.
The Company understands that the other recently issued accounting pronouncements, that are not effective as of and for the year ending December 31, 2010, are not expected to be relevant for its consolidated financial statements.
b) Accounting standards adopted in 2010
Accounting Standards Update (ASU) number 2010-11 Derivatives and Hedging (Topic 815) clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Only one form of embedded credit derivative qualifies for the exemption—one that is related only to the subordination of one financial instrument to another. As a result, entities that have contracts containing an embedded credit derivative feature in a form other than such subordination may need to separately account for the embedded credit derivative feature. This Codification does not impact our financial position, results of operations or liquidity.
Accounting Standards Update (ASU) number 2010-10 Consolidation (Topic 810) defers the effective date of the amendments to the consolidation requirements made by FASB Statement 167 to a reporting entity’s interest in certain types of entities and clarify other aspects of the Statement 167 amendments. As a result of the deferral, a reporting entity will not be required to apply the Statement 167 amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. This Update also clarifies how a related party’s interests in an entity should be considered when evaluating the criteria for determining whether a decision maker or service provider fee represents a variable interest. In addition, the Update also clarifies that a quantitative calculation should not be the sole basis for evaluating whether a decision maker’s or service provider’s fee is a variable interest. This Codification does not impact our financial position, results of operations or liquidity.
Accounting Standards Update No. 2010-09 Subsequent Events (Topic 855) addresses both the interaction of the requirements of Topic 855, Subsequent Events, with the SEC’s reporting requirements and the intended breadth of the reissuance disclosures provision related to subsequent events (paragraph 855-10-50-4). The amendments in this Update have the potential to change reporting by both private and public entities, however, the nature of the change may vary depending on facts and circumstances. This Codification does not impact our financial position, results of operations or liquidity.
Accounting Standards Update (ASU) number 2010-06 Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update provides amendments to Subtopic 820-10 and are expected to provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The Company fully adopted this standard in 2010 with no impact on our financial position, results of operations or liquidity.
In June 2009, the Financial Accounting Standards Board (“FASB”) issued an amendment to Interpretation No. 46(R) on the accounting and disclosure requirements for the consolidation of variable interest entities (“VIEs”). Subsequently, in December 2009, the Accounting Standards Update (ASU) number 2009-17 Amendments to FASB Interpretation No. 46(R) was issued. The amendments replace the quantitative-based risks and rewards calculation, for determining which reporting entity has a controlling financial interest in a VIE, with a qualitative analysis when determining whether or not it must consolidate a VIE. The newly required approach is focused on identifying which reporting entity has the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The amendments also require an enterprise to continuously reassess whether it must consolidate a VIE. Additionally, the amendments eliminated the scope exception on qualifying special-purpose entities (“QSPE”) and require enhanced disclosures about: involvement with VIEs, significant changes in risk exposures, impacts on the financial statements, and, significant judgments and assumptions used to determine whether or not to consolidate a VIE. The Company adopted these amendments in 2010, with no impact on our financial position, results of operations or liquidity.
In June 2009, the “FASB” issued an amendment to the accounting and disclosure requirements for transfers of financial assets. Subsequently, in December 2009, the Accounting Standards Update (ASU) number 2009-16 Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140 was issued. The amendments improve financial reporting requiring greater transparency and additional disclosures for transfers of financial assets and the entity’s continuing involvement with them and also change the requirements for derecognizing financial assets. In addition, the amendments eliminate the exceptions for QSPE from the consolidation guidance and the exception that permitted sale accounting for certain mortgage securitizations when a transferor has not surrendered control over the transferred financial assets. The Company adopted these amendments in 2010, with no impact on our financial position, results of operations or liquidity.
Accounting Standards Update (ASU) number 2009-08 Earning per share issued by the FASB provides additional guidance related to calculation of earnings per share. In particular, the effect on income available to common stockholders of a redemption or induced conversion of preferred stock This guidance amends ASC 260. This codification does not impact our financial position, results of operations or liquidity.

Major acquisitions and disposals	6 Months Ended
Jun. 30, 2010
Major acquisitions and disposals [Abstract]
Major acquisitions and disposals
5 Major acquisitions and disposals
a) Fertilizers Businesses
In line with our strategy to become a leading global player in the fertilizer business, on May 27, 2010 we acquired 58.6% of the equity capital of Fertilizantes Fosfatados S.A. — Fosfertil (Fosfertil) and the Brazilian fertilizer assets of Bunge Participações e Investimentos S.A. (BPI), currently renamed Vale Fosfatados S.A for a total of US $ 4.7 billion in cash. As part of this acquisition, we have an option contract to acquire additional 20,27% stake in Fosfertil, for US $ 1.0 billion, which is expected to be exercised in the near future. Also, we will launch a mandatory offer to acquire the 0.19% of the common shares held by the noncontrolling stockholders.
Due to the recent closing of this transaction, information about the purchase price allocation presented below based on the fair values of identified assets acquired and liabilities assumed is preliminary. Such allocation, currently being performed internally by the Company, will be finalized during future periods, and accordingly, the preliminary purchase price allocation information set forth below is subject to revision, which may be material.

Purchase price	4,710
Noncontrolling interests consideration (*)	1,793
Book value of assets acquired and liabilities assumed, net	(2,382)
Adjustment to fair value of property, plant and equipment and mineral properties	(5,043)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,748

Goodwill	728

(*)	Noncontrolling interests consideration is calculated based on the option contract and market prices for the remaining noncontrolling interest.
If the acquisition of these assets had been completed on January 1, 2010, our net income would increased by US $44 and our net revenues would increase by US $461.
The goodwill balance arises primarily due to the synergies between the acquired assets and the potash operations in Taquari-Vassouras, Caranalita, Rio Colorado and Neuquém and phosphates in is Bayóvar I and II, in Peru, and Evate, in Mozambique. The future development of our projects combined with the acquisition of the portfolio of fertilizer assets will allow Vale to be one of the top players in the world fertilizer business.
b) Other transactions
As part of our efforts to meet our future production targets, we acquired 51% interest on iron ore concession rights in Simandou South (Zogota), Guinea and iron ore exploration permits in Simandou North. From this amount, US $500 is payable immediately and the remaining US $2 billion upon achievement of specific milestones. This joint venture is also committed to renovate 660 km of the Trans-Guinea railway for passenger transportation and light commercial use.
In June 2010, we acquired an additional 24.5% stake in the Belvedere coal project (Belvedere) for US $92 (R $168) from AMCI Investments Pty Ltd (AMCI). As an outcome of this transaction, Vale increased its participation in Belvedere to 75.5% from 51.0%.
In May 2010, we entered into agreement with Oman Oil Company S.A.O.C. (OOC), a company wholly-owned by the Government of the Sultanate of Oman, to sell 30% of Vale Oman Pelletizing Company LLC (VOPC), for US $125. The transaction remains subject to the terms set forth in the definitive share purchase agreement to be signed after the fulfillment of precedent conditions.
On July 7, 2010, we concluded the sale of minority stakes in the Bayóvar project in Peru through the newly-formed company MVM Resources International B.V. (MVM). We sold 35% of the total capital of MVM to Mosaic for US $385 and 25% to Mitsui for US $275. Vale retains control of the Bayóvar project, holding 40% stake of the total capital of the newly-formed company. The capital amount invested as at June 30, 2010 was approximately US $400. The gain on this transaction will be accounted for in equity in accordance with the accounting rules related to the gains/losses when control is retained.
We have entered into negotiations and agreements to sell our Kaolin, aluminum and alumina assets. For further details see note 10.

Income taxes	6 Months Ended
Jun. 30, 2010
Income taxes [Abstract]
Income taxes
6 Income taxes
Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, the applicable tax rates vary from 1.67% to 40%.
We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries. For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.
The amount reported as income tax expense in our consolidated financial statements is reconciled to the statutory rates as follows:

	Three-month period ended (unaudited)
	June 30, 2010			March 31, 2010			June 30, 2009
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before income taxes, equity results and noncontrolling interests	3,407	732	4,139	220	1,165	1,385	5,302	(2,973)	2,329
Exchange variation (not taxable) or not deductible	—	(184)	(184)	—	(416)	(416)	—	3,762	3,762

	3,407	548	3,955	220	749	969	5,302	789	6,091

Tax at Brazilian composite rate	(1,158)	(187)	(1,345)	(75)	(254)	(329)	(1,803)	(268)	(2,071)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	209	—	209	209	—	209	—	—	—
Difference on tax rates of foreign income	—	239	239	—	324	324	—	338	338
Tax incentives	212	—	212	17	—	17	59	—	59
Other non-taxable, income/non deductible expenses	(25)	49	24	(4)	22	18	85	(35)	50

Income tax per consolidated statements of income	(762)	101	(661)	147	92	239	(1,659)	35	(1,624)

				Six-month period ended (unaudited)
	June 30, 2010			June 30, 2009
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before income taxes, equity results and noncontrolling interests	3,627	1,897	5,524	6,711	(2,825)	3,886
Exchange variation (not taxable) or not deductible	—	(600)	(600)	—	3,788	3,788

	3,627	1,297	4,924	6,711	963	7,674

Tax at Brazilian composite rate	(1,233)	(441)	(1,674)	(2,282)	(327)	(2,609)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	418	—	418	—	—	—
Difference on tax rates of foreign income	—	563	563	—	492	492
Tax incentives	229	—	229	77	—	77
Other non-taxable, income/non deductible expenses	(29)	71	42	102	8	110

Income taxes per consolidated statements of income	(615)	193	(422)	(2,103)	173	(1,930)

Vale and some related companies in Brazil were granted with a tax incentive that provides for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called “exploration profit”) taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general, such tax incentives expire in 2018. Part of the northern railroad and iron ore operations have been granted with tax incentives for a period of 10 years starting as from 2009. The tax saving must be registered in a special capital (profit) reserve in the net equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.
We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that enjoy the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia — SUDAM and Superintendência de Desenvolvimento do Nordeste — SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.
We also have income tax incentives related to our Goro project under development in New Caledonia (“The Goro Project”). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out should the project achieve a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for its projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.
We are subject to examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.
Brazilian tax loss carryforwards have no expiration date, though offset is restricted to 30% of annual taxable income.
On January 1, 2007, Company adopted the provision Accounting for Uncertainty in Income Taxes.
The reconciliation of the beginning and ending amounts is as follows: (see note 17(b)) tax – related actions)

				Six-month period ended
	Three-month period ended (unaudited)			(unaudited)
	June 30, 2010	March 31, 2010	June 30, 2009	June 30, 2010	June 30, 2009
Beginning and end of the period	409	396	666	396	666

Increase resulting from tax positions taken	—	4	7	4	21
Decrease resulting from tax positions taken	(25)	—	(1)	(25)	(1)
Cumulative translation adjustments	(15)	9	89	(6)	84

End of the period	369	409	761	369	770

Cash and cash equivalents	6 Months Ended
Jun. 30, 2010
Cash and cash equivalents [Abstract]
Cash and cash equivalents
7 Cash and cash equivalents

	June 30, 2010	December 31, 2009
	(unaudited)
Cash	1,423	728
Short-term investments	4,812	6,565

	6,235	7,293

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that: those denominated in Brazilian reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three-months.

Short-term investments	6 Months Ended
Jun. 30, 2010
Short-term investments [Abstract]
Short-term investments	8 Short-term investments

	June 30, 2010	December 31, 2009
	(unaudited)
Time deposit	—	3,747

Represent low risk investments with original due date over three-month.

Inventories	6 Months Ended
Jun. 30, 2010
Inventories [Abstract]
Inventories
9 Inventories

	June 30, 2010	December 31, 2009
	(unaudited)
Finished products

Nickel (co-products and by-products)	1,545	1,083
Iron ore and pellets	635	677
Manganese and ferroalloys	163	164
Fertilizer	430	—
Aluminum products	—	135
Kaolin	—	42
Copper concentrate	28	35
Coal	66	51
Others	81	51
Spare parts and maintenance supplies	858	958

	3,806	3,196

In June 30, 2010 and December 31, 2009, there were no adjustments to reduce inventories to market values.

Assets and liabilities held for sale	6 Months Ended
Jun. 30, 2010
Assets and liabilities held for sale [Abstract]
Assets and liabilities held for sale
10 Assets and liabilities held for sale
•	Aluminium
In connection with our strategy of active portfolio asset management, On May 2, 2010, we entered into an agreement with Norsk Hydro ASA (Hydro), to sell all our stakes in Albras — Alumínio Brasileiro S.A. (Albras), Alunorte — Alumina do Norte do Brasil S.A. (Alunorte) and Companhia de Alumina do Pará (CAP), 60% of our Paragominas bauxite mine and all our other Brazilian bauxite mineral rights (“Aluminum Business”).
For these transactions we will receive US $ 1 billion in cash, and 22% of Hydro’s share capital. In addition, Hydro will assume a net debt of US $700. In 2013 and 2015, we will sell the remaining 40% of Paragominas bauxite mine and other Brazilian bauxite mineral rights, for US $400. The sale is expected to be concluded in the near future.
The company has assessed that the expected fair value of the transaction is higher than the net asset carrying value and accordingly has maintained the original amounts. Also, because of the significant influence the company will hold on Hydro, aluminum was not considered a discontinued operation.
•	Kaolin
As part of our portfolio management, we have entered into negotiations with the intention to sell our net assets linked to kaolin activities. We have measured these assets at fair value less costs to sell and recognized in 1Q10, estimated losses in the amount of US $ 133.
As at June 30, 2010, detailed amounts of these assets and liabilities classified as held for sale are included in the table below:

Non-current assets held for sale
Inventories	375
Property, plant and equipment	4,353
Advances to suppliers — energy	476
Recoverable taxes	538
Other assets	382

Total	6,124

Liabilities associated with non-current assets held for sale
Short — term debt	141
Long term debt	624
Noncontrolling interests	1,695
Other	72

Total	2,532

Investments in affiliated companies and joint ventures	6 Months Ended
Jun. 30, 2010
Investments in affiliated companies and joint ventures [Abstract]
Investments in affiliated companies and joint ventures
11 Investments in affiliated companies and joint ventures

							Equity in earnings (losses) of
	June 30, 2010				Investments		investee adjustments					Dividends Received
							Three-month period ended			Six-month period ended		Three-month period ended			Six-month period ended
				Net income			(unaudited)			(unaudited)		(unaudited)			(unaudited)
	Participation in capital			(loss) of	June 30,	December	June 30,	March 31,	June 30,	June 30,	June 30,	June 30,	March 31,	June 30,	June 30,	June 30,
	(%)		Net equity	the period	2010	31, 2009	2010	2010	2009	2010	2009	2010	2010	2009	2010	2009
	Voting	Total		(unaudited)	(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização — NIBRASCO (1)	51.11	51.00	258	12	131	132	1	5	3	6	8	—	—	—	—	20
Companhia Hispano-Brasileira de Pelotização — HISPANOBRÁS (1)	51.00	50.89	168	10	86	83	(4)	8	(5)	5	(8)	25	—	—	25	—
Companhia Coreano-Brasileira de Pelotização — KOBRASCO (1)	50.00	50.00	114	19	57	59	3	6	3	9	14	—	—	—	—	—
Companhia Ítalo-Brasileira de Pelotização — ITABRASCO (1)	51.00	50.90	130	6	66	90	2	2	—	3	3	—	—	—	—	—
Minas da Serra Geral SA — MSG	50.00	50.00	58	2	30	31	1	(1)	1	1	1	—	—	—	—	—
SAMARCO Mineração SA — SAMARCO (2)	50.00	50.00	1,665	582	892	673	245	44	90	291	132	100	50	50	150	50
Baovale Mineração SA — BAOVALE	50.00	50.00	47	3	23	30	—	1	(1)	1	(4)	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd — ZHUHAI	25.00	25.00	90	20	22	13	1	3	2	5	(2)	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	37.40	37.40	94	(27)	35	—	—	(10)	—	(10)	—	—	—	—	—	—

					1,342	1,111	249	58	93	311	144	125	50	50	175	70
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	801	155	200	250	19	20	13	39	31	39	—	—	39	—
Shandong Yankuang International Company Ltd	25.00	25.00	(55)	(28)	(14)	(7)	(5)	(2)	(5)	(8)	(12)	—	—	—	—	—

					186	243	14	18	8	31	19	39	—	—	39	—
Base Metals
Bauxite
Mineração Rio do Norte SA — MRN	40.00	40.00	348	4	140	143	1	1	13	2	12	—	—	13	—	30

					140	143	1	1	13	2	12	—	—	13	—	30
Copper
Teal Minerals Incorpored	50.00	50.00	138	(26)	69	80	(18)	5	(9)	(14)	(9)	—	—	—	—	—

					69	80	(18)	5	(9)	(14)	(9)	—	—	—	—	—
Nickel
Heron Resources Inc (cost US $24) — available-for-sale	—	—	—	—	5	8	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	—	—	—	—	12	13	—	—	—	—	1	—	—	—	—	—
Others — available for sale	—	—	—	—	5	9	—	—	—	—	—	—	—	—	—	—

					22	30	—	—	—	—	1	—	—	—	—	—
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	361	(1)	121	125	1	(1)	—	—	2	—	—	3	—	3
MRS Logística SA	37.86	41.50	1,172	83	486	468	23	13	24	34	43	35	—	33	35	33

					607	593	24	12	24	34	45	35	—	36	35	36
Others
Steel
California Steel Industries Inc — CSI	50.00	50.00	330	30	165	150	9	6	(1)	15	(12)	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	6,362	(1)	1,709	2,049	4	(4)	—	—	—	—	—	—	—	—
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS	—	—	—	—	—	—	—	—	7	—	7	—	—	7	—	7

					1,874	2,199	13	2	6	15	(5)	—	—	7	—	7
Other affiliates and joint ventures
Vale Soluções em energia	51.00	51.00	283	—	144	99	—	—	—	—	—	—	—	—	—	—
Others	—	—	—	—	60	87	—	—	—	—	—	—	—	—	—	—

					204	186	—	—	—	—	—	—	—	—	—	—

					4,444	4,585	283	96	135	379	207	199	50	106	249	143

(1)	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;

(2)	Investment includes goodwill of US $62 in December, 2009 and US $60 in June, 2010;

Short-term debt	6 Months Ended
Jun. 30, 2010
Short-term debt [Abstract]
Short-term debt	12 Short-term debt Short-term borrowings outstanding on June 30, 2010 are from commercial banks for import financing denominated in US dollars, with average annual interest rates of 1,56%.

Long-term debt	6 Months Ended
Jun. 30, 2010
Long-term debt [Abstract]
Long-term debt
13 Long-term debt

	Current liabilities		Long-term liabilities
		December 31,		December 31,
	June 30, 2010	2009	June 30, 2010	2009
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	2,718	1,543	2,915	4,332
Others	64	29	253	411
Fixed Rate Notes
US dollars	—	—	8,496	8,481
EUR	—	—	918	—
Debt securities — export sales (*) — US dollar denominated	—	150	—	—
Perpetual notes	—	—	78	78
Accrued charges	185	198	—	—

	2,967	1,920	12,660	13,302

Brazilian debt
Brazilian Reais indexed to Long-term Interest Rate — TJLP/CDI and General Price Index-Market (IGPM)	60	62	3,360	3,433
Basket of currencies	1	1	3	3
Non-convertible debentures	834	861	2,531	2,592
US dollars denominated	—	—	571	568
Accrued charges	96	89	—	—

	991	1,013	6,465	6,596

Total	3,958	2,933	19,125	19,898

(*)	Secured by receivables from future export sales. Redeemed in January, 2010.
     The long-term portion at June 30, 2010 falls due as follows:

2011	1,032
2012	1,055
2013	3,021
2014	857
2015 and thereafter	12,770
No due date (Perpetual notes and non-convertible debentures)	390

19,125

     At June 30, 2010 annual interest rates on long-term debt were as follows:

Up to 3%	6,295
3.1% to 5% (*)	1,011
5.1% to 7%	8,085
7.1% to 9% (**)	2,788
9.1% to 11% (**)	3,669
Over 11% (**)	1,153
Variable (Perpetual notes)	82

23,083

(*)	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4,71% per year in US dollars.

(**)	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $6,375 of which US $6,130 has original interest rate above 7,1% per year. The average cost after taking into account the derivative transactions is 4,42% per year in dollars.
The average cost of all derivative transactions is 4,46% per year in US dollars.
Vale has non-convertible debentures at Brazilian Real denominated as follow:

	Quantity as of June 30, 2010				Balance
					June 30,	December
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	2010	31, 2009
					(unaudited)
1st Series	150,000	150,000	November 20, 2010	101.75% CDI	841	869
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,244	2,318
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	312	295

					3,397	3,482

Short-term portion					834	861
Long-term portion					2,531	2,592
Accrued charges					32	29

					3,397	3,482

The indexation indices/ rates applied to our debt were as follows:

	Three-month period ended			Six-month period
	(unaudited)			ended (unaudited)
	June 30,	March 31,	June 30,	June 30,	June 30,
	2010	2010	2009	2010	2009
TJLP — Long-Term Interest Rate (effective rate)	1.5	1.5	1.6	3.0	3.1
IGP-M — General Price Index — Market	2.8	2.8	(0.3)	5.7	(1.2)
Appreciation (devaluation) of Real against US dollar	(1.1)	(2.2)	18.6	(3.3)	19.8
In June 2010 we entered into a bilateral pre-export finance agreement with a local Brazilian bank in the amount of US $500 and final tenor of 10 years.
In March, 2010, Vale issued EUR750, equivalent to US $1 billion, of 8-year euronotes at a price of 99,564% of the principal amount. These notes will mature in March 2018 and will bear a coupon of 4,375% per year, payable annually.
In January 2010, we redeemed all outstanding export receivables securitization 10-year notes issued in September 2000 at an interest rate of 8.926% per year and the notes issued in July 2003 at an interest rate of 4.43% per year. The outstanding principal amounts of those September 2010 notes were US $28 and for the July 2013 notes were US $122, totaling US $150 of debt redeemed.
Credit Lines
We have revolving credit lines available under which amounts can be drawn down and repaid at the option of the borrower. At June 30, 2010, the total amount available under revolving credit lines was US $1,600, of which US $850 was granted to Vale International and the balance to Vale Inco. As of June 30, 2010, neither Vale International nor Vale Inco had drawn any amounts under these facilities, but US $108 of letters of credit were issued and remained outstanding pursuant Vale Inco’s facility.
In May 2008, we entered into framework agreements with the Japan Bank for International Cooperation in the amount of US $3 billion and Nippon Export and Investment Insurance in the amount of US $2 billion for the financing of mining, logistics and power generation projects. In November, 2009, Vale has signed a US $300 export facility agreement, through its subsidiary PT International Nickel Indonesia Tbk (PTI), with Japanese financial institutions using credit insurance provided by Nippon Export and Investment Insurance — NEXI, to finance the construction of the Karebbe hydroelectric power plant on the Larona river, island of Sulawesi, Indonesia. Through June 30, 2010, PT International had drawn down US $150 on this facility.
In 2008, we established a credit line for R $7,300, or US $4 billion, with Banco Nacional de Desenvolvimento Econômico e Social — BNDES (the Brazilian National Development Bank) to help finance our investment program. As of June 30, 2010, we had drawn the equivalent of US $862 under this facility.
Guarantee
On June 30, 2010, US $5 (December 31, 2009 — US $753) of the total aggregate outstanding debt were secured, being US $2 (December 31, 2009 — US $34) guaranteed by the Brazilian Federal Government and US $3 (December 31, 2009 — US $567) guaranteed by others receivables. In December 31, 2009 US $152 was guaranteed by receivables from future export sales of CVRD Overseas Ltd, redeemed in January, 2010. The remaining outstanding debt in the amount of US $23,078 (December 31, 2009 — US $22,078) were unsecured.
Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of June 30, 2010.

Stockholders' Equity	6 Months Ended
Jun. 30, 2010
Stockholders' equity [Abstract]
Stockholders' equity
14 Stockholders’ equity
Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.
Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.
In April 2010, we paid US $1,250 as a first installment of the dividend to stockholders. The distribution was made in the form of interest on stockholders’ equity.
In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company. The difference between the conversion amount and the treasury stocks book value of US $ 1,379 was accounted for in additional paid-in capital in the stockholder’s equity.
The outstanding issued mandatory convertible notes on June 30, 2010 is as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6,75% p.a.
The notes pay a coupon quarterly and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders. These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory; consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.
The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649
In April, 2010, we paid to holders of mandatorily convertible notes additional interest: series RIO and RIO P, US $0.417690 and US $0.495742 per note, respectively and series VALE-2012 and VALE.P-2012, US $ 0.602336 and US $ 0.696668 per note, respectively.
Basic and diluted earnings per share
Basic and diluted earnings per share amounts have been calculated as follows:

				Six-month period ended
	Three-month period ended (unaudited)			(unaudited)
	June 30,	March 31,	June 30,	June 30,	June 30,
	2010	2010	2009	2010	2009
Net income from continuing operations attributable to Company’s stockholders	3,711	1,749	790	5,460	2,153

Discontinued operations, net of tax	(6)	(145)	—	(151)	—

Net income attributable to Company’s stockholders	3,705	1,604	790	5,309	2,153

Interest attributed to preferred convertible notes	(19)	(19)	(15)	(38)	(23)
Interest attributed to common convertible notes	(23)	(23)	(31)	(46)	(49)

Net income for the period adjusted	3,663	1,562	744	5,225	2,081

Basic and diluted earnings per share

Income available to preferred stockholders	1,409	591	285	2,010	797
Income available to common stockholders	2,208	926	447	3,150	1,250
Income available to convertible notes linked to preferred shares	33	23	4	47	12
Income available to convertible notes linked to common shares	13	22	8	18	22
Weighted average number of shares outstanding
(thousands of shares) — preferred shares	2,035,740	2,030,998	2,030,954	2,033,272	2,030,805
Weighted average number of shares outstanding
(thousands of shares) — common shares	3,190,675	3,181,727	3,181,727	3,186,018	3,181,715
Treasury preferred shares linked to mandatorily convertible notes	47,285	77,580	30,295	47,285	30,295
Treasury common shares linked to mandatorily convertible notes	18,416	74,998	56,582	18,416	56,582

Total	5,292,116	5,365,303	5,299,558	5,284,991	5,299,397

Earnings per preferred share	0.69	0.29	0.14	0.99	0.39
Earnings per common share	0.69	0.29	0.14	0.99	0.39
Earnings per convertible notes linked to preferred share (*)	1.09	0.54	0.63	1.79	1.16
Earnings per convertible notes linked to common share (*)	1.95	0.60	0.69	3.48	1.25

Continuous operations
Earnings per preferred share	0.69	0.32	—	1.02	—
Earnings per common share	0.69	0.32	—	1.02	—
Earnings per convertible notes linked to preferred share (*)	1.10	0.57	—	1.82	—
Earnings per convertible notes linked to common share (*)	1.95	0.63	—	3.53	—

Discontinued operations
Earnings per preferred share	—	(0.03)	—	(0.03)	—
Earnings per common share	—	(0.03)	—	(0.03)	—
Earnings per convertible notes linked to preferred share (*)	—	(0.03)	—	(0.03)	—
Earnings per convertible notes linked to common share (*)	—	(0.03)	—	(0.05)	—

(*)	Basic earnings per share only, as dilution assumes conversion
If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following dilutive effect as shown below:

				Six-month period ended
	Three-month period ended (unaudited)			(unaudited)
	June 30,	March 31,	June 30,	June 30,	June 30,
	2010	2010	2009	2010	2009
Income available to preferred stockholders	1,461	633	304	2,095	832
Income available to common stockholders	2,244	971	486	3,214	1,321
Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,083,025	2,108,578	2,061,249	2,080,557	2,061,100
Weighted average number of shares outstanding (thousands of shares) — common shares	3,209,091	3,256,725	3,238,309	3,204,434	3,238,297
Earnings per preferred share	0.70	0.30	0.15	1.01	0.40
Earnings per common share	0.70	0.30	0.15	1.00	0.40

Continuous operations
Earnings per preferred share	0.70	0.33	—	1.04	—
Earnings per common share	0.70	0.33	—	1.03	—

Discontinued operations
Earnings per preferred share	—	(0.03)	—	(0.03)	—
Earnings per common share	—	(0.03)	—	(0.03)	—

Pension plans	6 Months Ended
Jun. 30, 2010
Pension plans [Abstract]
Pension plans
15 Pension plans
We previously disclosed in our consolidated financial statements for the year ended December 31, 2009, that we expected to contribute US $240 to our defined benefit pension plan in 2010. As of June 30, 2010, total contributions of US $117 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended (unaudited)
	June 30, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	15	6
Interest cost on projected benefit obligation	71	90	24
Expected return on assets	(118)	(81)	—

Net periodic pension cost (credit)	(47)	24	30

	Three-month period ended (unaudited)
	March 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	17	6
Interest cost on projected benefit obligation	69	88	24
Expected return on assets	(115)	(81)	—

Net periodic pension cost (credit)	(46)	24	30

	Three-month period ended (unaudited)
	June 30, 2009
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	3	11	4
Interest cost on projected benefit obligation	71	60	20
Expected return on assets	(98)	(49)	—
Amortizations and (gain) / loss	3	—	—
Net deferral	—	1	(6)

Net periodic pension cost (credit)	(21)	23	18

	Six-month period ended (unaudited)
	June 30, 2010			June 30, 2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension	pension	other	pension	pension	other
	plans	plans	benefits	plans	plans	benefits
Service cost — benefits earned during the year	—	32	12	4	22	8
Interest cost on projected benefit obligation	140	178	48	115	114	38
Expected return on assets	(233)	(162)	—	(158)	(92)	—
Amortizations and (gain) / loss	—	—	—	5	1	—
Net deferral	—	—	—	—	8	(13)

Net periodic pension costs (credit)	(93)	48	60	(34)	53	33

Long-term incentive compensation plan	6 Months Ended
Jun. 30, 2010
Long-term incentive compensation plan [Abstract]
Long-term incentive compensation plan
16 Long-term incentive compensation plan
Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.
The shares purchased by each executive are unrestricted and may, at the participant’s discretion, be sold at any time. However, the shares must be held for a three-year period and the executive must be continually employed by Vale during that period. The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates. The total shares linked to the plan at June 30, 2010 and December 31, 2009, is 2,896,038 and 1,809,117, respectively.
Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.
We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At June 30, 2010 and December 31, 2009, we recognized a liability of US $75 and US $72, respectively, through the Statement of Income.

Commitments and contingencies	6 Months Ended
Jun. 30, 2010
Commitments and contingencies [Abstract]
Commitments and contingencies
17 Commitments and contingencies
a) In connection with a tax-advantaged lease financing arrangement sponsored by the French Government, we provided certain guarantees on December 30, 2004 on behalf of Vale New Caledonia S.A.S. (VNC) pursuant to which we guaranteed payments due from VNC of up to a maximum amount of US $100 (“Maximum Amount”) in connection with an indemnity. This guarantee was provided to BNP Paribas for the benefit of the tax investors of GniFi, the special purpose vehicle which owns a portion of the assets in our nickel cobalt processing plant in New Caledonia (“Girardin Assets”). We also provided an additional guarantee covering the payments due from VNC of (a) amounts exceeding the Maximum Amount in connection with the indemnity and (b) certain other amounts payable by VNC under a lease agreement covering the Girardin Assets. This guarantee was provided to BNP Paribas for the benefit of GniFi.
Another commitment incorporated in the tax-advantaged lease financing arrangement was that the Girardin Assets would be substantially complete by December 31, 2009. In light of the delay in the start up of VNC processing facilities the December 31, 2009 substantially complete date was not met. Management proposed an extension to the substantially complete date from December 31, 2009 to December 31, 2010. Both the French government authorities and the tax investors have agreed to this extension, although a signed waiver has not yet been received from the tax investors. The French tax authorities issued their signed extension on March 12, 2010. Accordingly the benefits of the financing structure are fully expected to be maintained and we anticipate that there will be no recapture of the tax advantages provided under this financing structure.
In 2009, two new bank guarantees totaling US $53 (€43) as at June 30, 2010 were established by us on behalf of VNC in favor of the South Province of New Caledonia in order to guarantee the performance of VNC with respect to certain environmental obligations in relation to the metallurgical plant and the Kwe West residue storage facility.
Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC. The put option can be exercised if the defined cost of the initial nickel-cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin funding, shareholder loans and equity contributions by stockholders to VNC, exceeded  $4.2 billion and an agreement cannot be reached on how to proceed with the project. On February 15, 2010, we formally amended our agreement with Sumic to increase the threshold to approximately  $4.6 billion at specified rates of exchange. On May 27, 2010 the threshold was reached and we are currently discussing with Sumic an extension of the put option date into the first half of 2011.
We provided a guarantee covering certain termination payments due from VNC to the supplier under an electricity supply agreement (“ESA”) entered into in October 2004 for the VNC project. The amount of the termination payments guaranteed depends upon a number of factors, including whether any termination of the ESA is a result of a default by VNC and the date on which an early termination of the ESA were to occur. During the first quarter of 2010 the supply of electricity under the ESA to the project began, and the guaranteed amount now decreases over the life of the ESA from its maximum amount. As at June 30, 2010 the guarantee was US $160 (Euro 131).
In February 2009, we and our subsidiary, Vale Newfoundland and Labrador Limited (“VNL”), entered into a fourth amendment to the Voisey’s Bay Development agreement with the Government of Newfoundland and Labrador, Canada, that permitted VNL to ship up to 55,000 metric tonnes of nickel concentrate from the Voisey’s Bay area mines. As part of the agreement, VNL agreed to provide the Government of Newfoundland and Labrador financial assurance in the form of letters of credit each in the amount of Canadian US $16 (CAD $16) for each shipment of nickel concentrate shipped out of the province from January 1, 2009 to August 31, 2009. The amount of this financial assurance was Canadian US $110 (CAD $112) based on seven shipments of nickel concentrate and as of June 30, 2010, US $11 (CAD $11) remains outstanding.
As at June 30, 2010, there was an additional US $108 in letters of credit issued and outstanding pursuant to our syndicate revolving credit facility, as well as an additional US $40 of letters of credit and US $42 in bank guarantees that were issued and outstanding. These are associated with environmental reclamation and other operating associated items such as insurance, electricity commitments and import and export duties.
b) We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.
The provision for contingencies and the related judicial deposits are composed as follows:

	June 30, 2010 (unaudited)		December 31, 2009
	Provision for	Judicial	Provision for	Judicial
	contingencies	deposits	contingencies	deposits
Labor and social security claims	703	713	657	657
Civil claims	646	363	582	307
Tax — related actions	595	328	489	175
Others	23	6	35	4

	1,967	1,410	1,763	1,143

Labor and social security — related actions principally comprise of claims by Brazilian employees and former employees for (i) payment of time spent traveling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.
Civil — actions principally related to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans during which full inflation indexation of contracts was not permitted, as well, as for accidents and land appropriation disputes.
Tax — tax-related actions principally comprise of challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all the above actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.
Judicial deposits are made by us following the court requirements, in order to be entitled to either initiate or continue a legal action. These amounts are released to us, upon receipt of a final favorable outcome from the legal action; in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.
Contingencies settled during the three-month periods ended June 30, 2010, March 31, 2010 and June 30, 2009, totaled US $61, US $55, US $39, respectively. Provisions recognized in the three-month periods ended June 30, 2010, March 31, 2010 and June 30, 2009, totaled US $101, US $70, US $73, respectively, classified as other operating expenses.
In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is possible but not probable, in the total amount of US $3,984 at June 30, 2010, and for which no provision has been made (December 31, 2009 — US $4,190).
c) At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of the debentures, were set to ensure that the pre-privatization stockholders, including the Brazilian Government would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.
A total of 388,559,056 Debentures were issued at a par value of R $ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed.
The debentures holders has the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.
In April 2010 we paid remuneration on these debentures of US $ 5.
d) Assets retirement obligations
We use various judgments and assumptions when measuring our asset retirement obligations.
Changes in circumstances, law or technology may affect our estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.
The changes in the provisions for asset retirement obligations are as follows:

				Six-month period ended
	Three-month period ended (unaudited)			(unaudited)
	June 30, 2010	March 31, 2010	June 30, 2009	June 30, 2010	June 30, 2009
Beginning of period	1,129	1,116	877	1,116	887
Accretion expense	31	27	15	58	21
Liabilities settled in the current period	(2)	(8)	(15)	(10)	(18)
Revisions in estimated cash flows (*)	28	(2)	—	26	(9)
Cumulative translation adjustment	(24)	(4)	122	(28)	118

End of period	1,162	1,129	999	1,162	999

Current liabilities	80	79	31	80	31
Non-current liabilities	1,082	1,050	968	1,082	968

Total	1,162	1,129	999	1,162	999

(*)	Includes $ 44 for the purchase of Fosfértil and Vale Fosfatados S.A.

Other expenses	6 Months Ended
Jun. 30, 2010
Other expenses [Abstract]
Other expenses
18 Other expenses
The line “Other operating expenses” totaled US $912 in June 30, 2010, mostly due to pre operational expenses and, idle capacity and stoppage operations of US $127 and US $359 respectively.

Fair value disclosure of financial assets and liabilities	6 Months Ended
Jun. 30, 2010
Fair value disclosure of financial assets and liabilities [Abstract]
Fair value disclosure of financial assets and liabilities
19 Fair value disclosure of financial assets and liabilities
The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, define fair value, set out a framework for measuring fair value, which refers to valuation concepts and practices and require certain disclosures about fair value measurements.
a) Measurements
The pronouncements define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique.
These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed as follows:
Level 1 - Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;
Level 2 - Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;
Level 3 - Assets and liabilities, which quoted prices, do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point fair market valuation becomes highly subjective.
b) Measurements on a recurring basis
The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at June 30, 2010 and December 31, 2009 are summarized below:
•	Available-for-sale securities
They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available. When there is no market value, we use inputs other than quoted prices.
•	Derivatives

The market approach is used for the swaps to estimate the fair value discounting their cash flows using the interest rate of the currency they are denominated. Also for the commodities contracts, since the fair value is computed by using forward curves for each commodities.

•	Debentures

The fair value is measured by the market approach method, and the reference price is available on the secondary market.
The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	As of June 30, 2010
	Carry amount	Fair value	Level 1	Level 2
Available-for-sale securities	10	10	10	—
Unrealized gain on derivatives	463	463	—	463
Debentures	(782)	(782)	—	(782)

	As of December 31, 2009
	Carry amount	Fair value	Level 1	Level 2
Available-for-sale securities	17	17	17	—
Unrealized gains on derivatives	832	832	—	832
Debentures	(752)	(752)	—	(752)
c) Measurements on a non-recurring basis
The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and intangible assets. During the year ended June 30, 2010 we have not recognized any additional impairment loss for those items.
d) Financial Instruments
Long-term debt
The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).
Time deposits
The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.
Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate, however its estimated fair value measurement is disclosed as follows:

	June 30, 2010 (unaudited)
	Carry amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (*)	(22,802)	(24,410)	(14,356)	(10,054)

(*)	Less accrued charges US $281

	As of December 31, 2009
	Carry amount	Fair value	Level 1	Level 2
Time deposits	3,747	3,747	—	3,747
Long-term debt (less interests) (*)	(22,544)	(23,344)	(12,424)	(10,920)

(*)	Less accrued charges US $287

Segment and geographical information	6 Months Ended
Jun. 30, 2010
Segment and geographical information [Abstract]
Segment and geographical information
20	Segment and geographical information
We adopt disclosures about segments of an enterprise and related information with respect to the information we present about our operating segments. The standard introduced a “management approach” concept for reporting segment information, whereby such information is required to be reported on the basis that the chief decision-maker uses internally for evaluating segment performance and deciding how to allocate resources to segments. We analyze our segment information on an aggregated and disaggregated basis.

Considering the new segment acquired, fertilizer, and the related reorganization occurred the operating segments are: 1) Bulk materials represented by Iron ore, Pellets, Manganese ore and ferroalloys, Coal; 2) Base Metals represented by Nickel, Aluminum and Copper, 3) Fertilizers; and 4) Logistics services.

Consolidated net income and principal assets are reconciled as follows:

Results by segment — before eliminations (aggregated)

	Three-month period ended (unaudited)
	June 30, 2010							March 31, 2010							June 30, 2009
	Bulk	Basie						Bulk	Basie						Bulk	Basie
	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues — Foreign	12,038	2,222	—	—	5	(6,092)	8,173	6,870	1,932	—	12	6	(3,230)	5,590	5,192	2,088	—	11	19	(3,028)	4,282
Gross revenues — Domestic	1,110	157	221	457	138	(326)	1,757	833	201	65	340	71	(252)	1,258	344	166	121	278	45	(152)	802
Cost and expenses	(8,270)	(1,857)	(211)	(344)	(99)	6,418	(4,363)	(5,093)	(1,860)	(39)	(292)	(69)	3,482	(3,871)	(4,182)	(1,941)	(33)	(201)	(23)	3,180	(3,200)
Research and development	(72)	(58)	(5)	(11)	(43)	—	(189)	(44)	(42)	(7)	(11)	(68)	—	(172)	(67)	(61)	(6)	(11)	(120)	—	(265)
Depreciation, depletion and amortization	(362)	(330)	(17)	(38)	(1)	—	(748)	(376)	(325)	(7)	(35)	—	—	(743)	(273)	(331)	(7)	(29)	(3)	—	(643)

Operating income	4,444	134	(12)	64	—	—	4,630	2,190	(94)	12	14	(60)	—	2,062	1,014	(79)	75	48	(82)	—	976
Financial income	745	388	1	2	(188)	(879)	69	566	(2)	—	1	188	(705)	48	601	168	—	1	3	(680)	93
Financial expenses	(961)	(625)	(1)	(11)	205	879	(514)	(757)	(199)	—	(7)	(207)	705	(465)	(643)	(322)	—	6	(14)	680	(293)
Gains (losses) on derivatives, net	(157)	40	—	—	5	—	(112)	(199)	(31)	—	—	—	—	(230)	939	(66)	—	—	—	—	873
Foreign exchange and monetary gains (losses), net	687	(55)	2	(1)	(567)	—	66	(53)	26	—	(2)	(1)	—	(30)	208	253	—	(9)	71	—	523
Discontinued operations, net of tax	—	(6)	—	—	—	—	(6)	—	(145)	—	—	—	—	(145)	157	—	—	—	—	—	157
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	250	1	—	23	9	—	283	58	6	—	12	20	—	96	90	13	—	23	9	—	135
Income taxes	(743)	74	3	5	—	—	(661)	147	67	—	4	21	—	239	(1,615)	6	—	(10)	(5)	—	(1,624)
Noncontrolling interests	2	(48)	—	—	(4)	—	(50)	—	29	—	—	—	—	29	12	(56)	—	—	(6)	—	(50)

Net income attributable to the Company’s stockholders	4,267	(97)	(7)	82	(540)	—	3,705	1,952	(343)	12	22	(39)	—	1,604	763	(83)	75	59	(24)	—	790

Sales classified by geographic destination:
Foreign market
America, except United States	391	252	—	—	5	(259)	389	193	271	—	12	2	(145)	333	69	431	—	—	1	(149)	352
United States	12	161	—	—	—	(10)	163	1	148	—	—	2	(16)	135	13	198	—	—	11	(24)	198
Europe	3,331	785	—	—	—	(1,735)	2,381	2,151	665	—	—	2	(1,461)	1,357	1,372	579	—	—	5	(1,291)	665
Middle East/Africa/Oceania	747	55	—	—	—	(344)	458	193	49	—	—	—	(13)	229	215	53	—	—	—	(153)	115
Japan	1,260	330	—	—	—	(518)	1,072	1,206	272	—	—	—	(646)	832	372	166	—	—	2	(162)	378
China	5,332	173	—	—	—	(2,711)	2,794	2,675	201	—	—	—	(716)	2,160	2,749	267	—	11	—	(1,009)	2,018
Asia, other than Japan and China	965	466	—	—	—	(515)	916	451	326	—	—	—	(233)	544	402	394	—	—	—	(240)	556

	12,038	2,222	—	—	5	(6,092)	8,173	6,870	1,932	—	12	6	(3,230)	5,590	5,192	2,088	—	11	19	(3,028)	4,282
Domestic market	1,110	157	221	457	138	(326)	1,757	833	201	65	340	71	(252)	1,258	344	166	121	278	45	(152)	802

	13,148	2,379	221	457	143	(6,418)	9,930	7,703	2,133	65	352	77	(3,482)	6,848	5,536	2,254	121	289	64	(3,180)	5,084

Operating segment — after eliminations (disaggregated)

	As of and for the three-month period ended (unaudited)
	June 30, 2010
										Property,	Addition to
										plant and	property,
								Depreciation,		equipment,	plant and
	Revenue							depletion		net and	equipment
				Value	Net	Cost and	Operating	and	Operation	intangible	and
	Foreign	Domestic	Total	added tax	revenues	expenses	profit	amortization	income	assets	intangible	Investments
Bulk Material
Iron ore	4,782	653	5,435	(87)	5,348	(1,658)	3,690	(297)	3,393	26,408	1,039	88
Pellets	1,285	333	1,618	(62)	1,556	(524)	1,032	(34)	998	1,698	77	1,254
Manganese	81	8	89	(6)	83	(47)	36	(4)	32	23	—	—
Ferroalloys	103	67	170	(16)	154	(79)	75	(6)	69	240	3	—
Pig iron	9	—	9	—	9	(4)	5	(5)	—	—	—	—
Coal	185	—	185	—	185	(217)	(32)	(16)	(48)	1,734	123	186

	6,445	1,061	7,506	(171)	7,335	(2,529)	4,806	(362)	4,444	30,103	1,242	1,528
Base Metals
Nickel and other products (*)	874	—	874	—	874	(640)	234	(246)	(12)	27,471	386	22
Copper concentrate	207	—	207	(3)	204	(145)	59	(22)	37	2,662	307	69
Aluminum Products	634	21	655	(3)	652	(481)	171	(62)	109	228	—	140

	1,715	21	1,736	(6)	1,730	(1,266)	464	(330)	134	30,361	693	231

Fertilizers
Potash	—	55	55	(3)	52	(42)	10	(6)	4	1,889	2	—
Phosphates	—	155	155	(15)	140	(145)	(5)	(11)	(16)	7,153	44	—

	—	210	210	(18)	192	(187)	5	(17)	(12)	9,042	46	—

Logistics
Railroads	—	301	301	(45)	256	(190)	66	(32)	34	1,944	25	486
Ports	11	95	106	(14)	92	(51)	41	(5)	36	245	1	—
Ships	2	—	2	—	2	(7)	(5)	(1)	(6)	—	—	121

	13	396	409	(59)	350	(248)	102	(38)	64	2,189	26	607
Others	—	69	69	(18)	51	(50)	1	(1)	—	2,054	229	2,078

	8,173	1,757	9,930	(272)	9,658	(4,280)	5,378	(748)	4,630	73,749	2,236	4,444

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	As of and for the three-month period ended (unaudited)
	March 31, 2010
										Property,	Addition to
										plant and	property,
								Depreciation,		equipment,	plant and
								depletion		net and	equipment
	Revenue			Value	Net	Cost and	Operating	and	Operation	intangible	and
	Foreign	Domestic	Total	added tax	revenues	expenses	profit	amortization	income	assets	intangible	Investments
Bulk Material
Iron ore	3,319	428	3,747	(70)	3,677	(1,449)	2,228	(325)	1,903	24,664	554	98
Pellets	523	252	775	(68)	707	(432)	275	(24)	251	1,581	52	1,033
Manganese	50	8	58	—	58	(15)	43	(1)	42	24	—	—
Ferroalloys	78	64	142	(16)	126	(72)	54	(11)	43	251	5	—
Coal	127	—	127	—	127	(161)	(34)	(15)	(49)	1,735	29	219

	4,097	752	4,849	(154)	4,695	(2,129)	2,566	(376)	2,190	28,255	640	1,350
Base Metals
Nickel and other products (*)	743	4	747	—	747	(658)	89	(239)	(150)	28,050	322	27
Copper concentrate	154	26	180	(7)	173	(123)	50	(18)	32	2,483	224	85
Aluminum products	552	47	599	(10)	589	(497)	92	(60)	32	4,536	61	141

	1,449	77	1,526	(17)	1,509	(1,278)	231	(317)	(86)	35,069	607	253

Fertilizers
Potash	—	65	65	(3)	62	(43)	19	(7)	12	1,792	5	—

	—	65	65	(3)	62	(43)	19	(7)	12	1,792	5	—

Logistics
Railroads	—	236	236	(42)	194	(152)	42	(27)	15	1,950	21	470
Ports	2	73	75	(10)	65	(55)	10	(6)	4	239	2	—
Ships	3	—	3	—	3	(6)	(3)	(2)	(5)	—	—	122

	5	309	314	(52)	262	(213)	49	(35)	14	2,189	23	592
Others	39	55	94	(18)	76	(136)	(60)	(8)	(68)	1,940	542	2,321

	5,590	1,258	6,848	(244)	6,604	(3,799)	2,805	(743)	2,062	69,245	1,817	4,516

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	As of and for the three-month period ended (unaudited)
	June 30, 2009
										Property,	Addition to
										plant and	property,
								Depreciation,		equipment,	plant and
								depletion		net and	equipment
	Revenue			Value	Net	Cost and	Operating	and	Operation	intangible	and
	Foreign	Domestic	Total	added tax	revenues	expenses	profit	amortization	income	assets	intangible	Investments
Bulk Material
Iron ore	2,261	161	2,422	(30)	2,392	(1,014)	1,378	(243)	1,135	18,466	597	62
Pellets	112	67	179	(21)	158	(213)	(55)	(19)	(74)	645	57	940
Manganese	39	4	43	(1)	42	(23)	19	(2)	17	21	1	—
Ferroalloys	38	32	70	(8)	62	(82)	(20)	(2)	(22)	231	17	—
Pig iron	—	—	—	—	—	—	—	—	—	144	32	—
Coal	96	—	96	—	96	(117)	(21)	(9)	(30)	1,433	153	—

	2,546	264	2,810	(60)	2,750	(1,449)	1,301	(275)	1,026	20,940	857	1,002
Base Metals
Nickel and other products (*)	1,106	3	1,109	—	1,109	(884)	225	(243)	(18)	22,504	279	88
Kaolin	32	10	42	(2)	40	(36)	4	(13)	(9)	188	27	—
Copper concentrate	161	9	170	—	170	(105)	65	(17)	48	3,831	185	—
Aluminum products	414	54	468	(9)	459	(494)	(35)	(58)	(93)	4,356	58	146

	1,713	76	1,789	(11)	1,778	(1,519)	259	(331)	(72)	30,879	549	234

Fertilizers
Potash	—	121	121	(2)	119	(37)	82	(7)	75	159	—	—

	—	121	121	(2)	119	(37)	82	(7)	75	159	—	—
Logistics
Railroads	—	224	224	(38)	186	(136)	50	(22)	28	1,733	20	372
Ports	—	57	57	(8)	49	(36)	13	(5)	8	1,441	69	—
Ships	—	—	—	—	—	—	—	—	—	638	267	112

	—	281	281	(46)	235	(172)	63	(27)	36	3,812	356	484
Others	23	60	83	(17)	66	(152)	(86)	(3)	(89)	3,506	246	1,248

	4,282	802	5,084	(136)	4,948	(3,329)	1,619	(643)	976	59,296	2,008	2,968

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Results by segment — before eliminations (aggregated)

	Six-month period ended (unaudited)
	June 30, 2010							June 30, 2009
	Bulk							Bulk
	Material	Basie Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Basie Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues — Foreign	18,908	4,154	—	12	11	(9,322)	13,763	11,084	3,738	—	16	269	(6,015)	9,092
Gross revenues — Domestic	1,943	358	286	797	209	(578)	3,015	596	337	186	479	103	(288)	1,413
Cost and expenses	(13,363)	(3,717)	(250)	(636)	(168)	9,900	(8,234)	(8,113)	(3,670)	(52)	(378)	(278)	6,303	(6,188)
Research and development	(116)	(100)	(12)	(22)	(111)	—	(361)	(93)	(117)	(18)	(27)	(199)	—	(454)
Depreciation, depletion and amortization	(738)	(655)	(24)	(73)	(1)	—	(1,491)	(478)	(657)	(10)	(53)	(4)	—	(1,202)

Operating income	6,634	40	—	78	(60)	—	6,692	2,996	(369)	106	37	(109)	—	2,661

Financial income	1,311	386	1	3	—	(1,584)	117	1,261	334	—	2	4	(1,383)	218
Financial expenses	(1,718)	(824)	(1)	(18)	(2)	1,584	(979)	(1,307)	(634)	—	—	(22)	1,383	(580)
Gains (losses) on derivatives, net	(356)	9	—	—	5	—	(342)	973	(82)	—	—	—	—	891
Foreign exchange and monetary gains (losses), net	634	(29)	2	(3)	(568)	—	36	237	247	—	(10)	65	—	539
Discontinued Operations, Net of tax	—	(151)	—	—	—	—	(151)	—	—	—	—	—	—	—
Gain on sale of investments	—	—	—	—	—	—	—	157	—	—	—	—	—	157
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	308	7	—	35	29	—	379	144	12	—	44	7	—	207
Income taxes	(596)	141	3	9	21	—	(422)	(2,081)	179	—	(14)	(14)	—	(1,930)
Minority interests	2	(19)	—	—	(4)	—	(21)	22	(23)	—	—	(9)	—	(10)

Net income attributable to the Company’s stockholders	6,219	(440)	5	104	(579)	—	5,309	2,402	(336)	106	59	(78)	—	2,153

Sales classified by geographic destination:
Foreign market
America, except United States	584	523	—	12	7	(404)	722	109	710	—	—	14	(233)	600
United States	13	309	—	—	2	(26)	298	24	417	—	—	19	(42)	418
Europe	5,482	1,450	—	—	2	(3,196)	3,738	2,538	1,104	—	—	12	(2,175)	1,479
Middle East/Africa/Oceania	940	104	—	—	—	(357)	687	482	125	—	—	14	(382)	239
Japan	2,466	602	—	—	—	(1,164)	1,904	855	316	—	—	111	(420)	862
China	8,007	374	—	—	—	(3,427)	4,954	6,217	466	—	16	19	(2,277)	4,441
Asia, other than Japan and China	1,416	792	—	—	—	(748)	1,460	859	600	—	—	80	(486)	1,053

	18,908	4,154	—	12	11	(9,322)	13,763	11,084	3,738	—	16	269	(6,015)	9,092
Domestic market	1,943	358	286	797	209	(578)	3,015	596	337	186	479	103	(288)	1,413

	20,851	4,512	286	809	220	(9,900)	16,778	11,680	4,075	186	495	372	(6,303)	10,505

Operating segment — after eliminations (disaggregated)

	Six-month period ended (unaudited)
	June 30, 2010

										Property,	Addition to
										plant and	property,
								Depreciation,		equipment,	plant and
								depletion		net and	equipment
	Revenue			Value added	Net	Cost and	Operating	and	Operation	intangible	and
	Foreign	Domestic	Total	tax	revenues	expenses	profit	amortization	income	assets	intangible	Investments
Bulk Material
Iron ore	8,101	1,081	9,182	(157)	9,025	(3,107)	5,918	(622)	5,296	26,408	1,593	88
Pellets	1,808	585	2,393	(130)	2,263	(956)	1,307	(58)	1,249	1,698	129	1,254
Manganese	131	16	147	(6)	141	(62)	79	(5)	74	23	—	—
Ferroalloys	181	131	312	(32)	280	(151)	129	(17)	112	240	8	—
Pig iron	9	—	9	—	9	(4)	5	(5)	—	—	—	—
Coal	312	—	312	—	312	(378)	(66)	(31)	(97)	1,734	152	186

	10,542	1,813	12,355	(325)	12,030	(4,658)	7,372	(738)	6,634	30,103	1,882	1,528

Base Metals
Nickel and other products (*)	1,617	4	1,621	—	1,621	(1,298)	323	(485)	(162)	27,471	708	22
Copper concentrate	361	26	387	(10)	377	(268)	109	(40)	69	2,662	531	69
Aluminum products	1,186	68	1,254	(13)	1,241	(978)	263	(122)	141	228	61	140

	3,164	98	3,262	(23)	3,239	(2,544)	695	(647)	48	30,361	1,300	231

Fertilizers
Potash	—	120	120	(6)	114	(85)	29	(13)	16	1,889	7	—
Phosphates	—	155	155	(15)	140	(145)	(5)	(11)	(16)	7,153	44	—

	—	275	275	(21)	254	(230)	24	(24)	—	9,042	51	—

Logistics
Railroads	—	537	537	(87)	450	(342)	108	(59)	49	1,944	46	486
Ports	13	168	181	(24)	157	(106)	51	(11)	40	245	3	121
Ships	5	—	5	—	5	(13)	(8)	(3)	(11)	—	—	—

	18	705	723	(111)	612	(461)	151	(73)	78	2,189	49	607
Others	39	124	163	(36)	127	(186)	(59)	(9)	(68)	2,054	771	2,078

	13,763	3,015	16,778	(516)	16,262	(8,079)	8,183	(1,491)	6,692	73,749	4,053	4,444

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Six-month period ended (unaudited)
	June 30, 2009

										Property,	Addition to
										plant and	property,
								Depreciation,		equipment,	plant and
								depletion		net and	equipment
	Revenue			Value added	Net	Cost and	Operating	and	Operation	intangible	and
	Foreign	Domestic	Total	tax	revenues	expenses	profit	amortization	income	assets	intangible	Investments
Bulk Material
Iron ore	5,225	326	5,551	(62)	5,489	(2,012)	3,477	(424)	3,053	18,466	1,333	62
Pellets	353	99	452	(29)	423	(432)	(9)	(29)	(38)	645	84	940
Manganese	52	6	58	(1)	57	(41)	16	(4)	12	21	2	—
Ferroalloys	89	59	148	(15)	133	(142)	(9)	(4)	(13)	231	35	—
Pig iron	11	—	11	—	11	(13)	(2)	—	(2)	144	48	—
Coal	230	—	230	—	230	(216)	14	(17)	(3)	1,433	153	—

	5,960	490	6,450	(107)	6,343	(2,856)	3,487	(478)	3,009	20,940	1,655	1,002

Base Metals
Nickel and other products (*)	1,966	6	1,972	—	1,972	(1,717)	255	(496)	(241)	22,504	1,120	22
Kaolin	62	19	81	(4)	77	(70)	7	(19)	(12)	188	22	69
Copper concentrate	240	37	277	(5)	272	(211)	61	(34)	27	3,831	51	140
Aluminum products	822	88	910	(17)	893	(920)	(27)	(108)	(135)	4,356	99	146

	3,090	150	3,240	(26)	3,214	(2,918)	296	(657)	(361)	30,879	1,292	377

Fertilizers
Potash	—	186	186	(5)	181	(65)	116	(10)	106	159	—	—

	—	186	186	(5)	181	(65)	116	(10)	106	159	—	—

Logistics
Railroads	—	381	381	(60)	321	(261)	60	(43)	17	1,733	41	372
Ports	—	99	99	(14)	85	(70)	15	(10)	5	1,441	106	—
Ships	—	—	—	—	—	—	—	—	—	638	267	112

	—	480	480	(74)	406	(331)	75	(53)	22	3,812	414	484
Others	42	107	149	(21)	128	(239)	(111)	(4)	(115)	3,506	423	1,248

	9,092	1,413	10,505	(233)	10,272	(6,409)	3,863	(1,202)	2,661	59,296	3,784	3,111

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Derivative financial instruments	6 Months Ended
Jun. 30, 2010
Derivative financial instruments [Abstract]
Derivative financial instruments
21 Derivative financial instruments
Risk management policy
Vale’s risk management strategy encompasses an enterprise risk management approach where we evaluate not only market risk impacts on the business, but also the impacts arising from credit and operating risks.
Vale considers that the effective management of risk is a key objective to support its growth strategy and financial flexibility. The risk reduction on Vale’s future cash flows contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and a risk management committee.
The risk management policy determines that Vale should evaluate regularly its cash flow risks and potential risk mitigation strategies. Whenever considered necessary, mitigation strategies should be put in place to reduce cash flow volatility. The executive board is responsible for the evaluation and approval of long-term risk mitigation strategies recommended by the risk management committee.
The risk management committee assists our executive officers in overseeing and reviewing our enterprise risk management activities including the principles, policies, process, procedures and instruments employed to manage risk. The risk management committee reports periodically to the executive board on how risks have been monitored, what are the most important risks we are exposed to and their impact on cash flows.
The risk management policy and procedures, that complement the normative of risk management governance model, explicitly prohibit speculative transactions with derivatives and require the diversification of operations and counterparties.
Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the derivative transactions are implemented by independent areas. The strategy and risk management department is responsible for defining and proposing to the risk management committee market risk mitigation strategies consistent with Vale’s and its wholly owned subsidiaries corporate strategy. The finance department is responsible for the execution of the risk mitigation strategies through the use of derivatives. The independence of the areas guarantees an effective control on these operations.
When measuring our exposures, the correlations between market risk factors are taken into consideration once we must be able to evaluate the net impact on our cash flows from all main market variables. We are also able to identify a natural diversification of products and currencies in our portfolio and therefore a natural reduction of the overall risk of the Company.
The consolidated market risk exposure and the portfolio of derivatives are measured monthly and monitored in order to evaluate the financial results and market risk impacts on our cash flow, as well as to guarantee that the initial goals will be achieved. The mark-to-market of the derivatives portfolio is reported weekly to management.
Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed are:
•	Interest rates;

•	Foreign exchange;

•	Product prices and input costs
Foreign exchange and interest rate risk
Vale’s cash flows are exposed to volatility of several different currencies. While most of our product prices are indexed to the US dollars, most of our costs, disbursements and investments are indexed to currencies other than the US dollar, mainly the Brazilian real and Canadian dollar.
Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch. Vale’s foreign exchange and interest rate derivative portfolio consists, basically, of interest rate swaps to convert floating cash flows in Brazilian real to fixed or floating US dollar cash flows, without any leverage.
Vale is also exposed to interest rate risks on loans and financings. Our floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, our US dollars floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollars). To mitigate the impact of the interest rate volatility on its cash flows, Vale takes advantage of natural hedges resulting from the correlation of metal prices and US dollar floating rates. When natural hedges are not present, we may opt to look for the same effect by using financial instruments.
Our Brazilian real denominated debt subject to floating interest rates refers to debentures, loans obtained from Banco Nacional de Desenvolvimento Econômico e Social (BNDES) and property and services acquisition financing in the Brazilian market. These debts are mainly linked to CDI and TJLP.
The swap transactions used to convert debt linked to Brazilian reais into U.S. Dollars have similar — and sometimes shorter — settlement dates than the final maturity of the debt instruments. Their amounts are similar to the principal and interest payments, subjected to liquidity market conditions. The swaps with shorter settlement date than the debts’ final maturity are renegotiated through time so that their final maturity match — or become closer — to the debt final maturity. At each settlement date, the results on the swap transactions partially offset the impact of the foreign exchange rate in our obligations, contributing to stabilize the cash disbursements in U.S. Dollars for the interest and/or principal payment of our Brazilian Real denominated debt.
In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on our Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate on the payment date.
We have other exposures associated with our outstanding debt portfolio. In order to reduce cash flow volatility associated with a financing from KFW (Kreditanstalt Für Wiederaufbau) indexed to Euribor, Vale entered into a swap contract where the cash flows in Euros are converted into cash flows in US dollars. We have also entered into a swap to convert the cash flow from a debt instrument issued originally in Euro into US dollars. In this derivative transaction, we receive fixed interest rates in Euros and pay fixed interest rates in US dollars.
In order to reduce the cash flows volatility associated with the foreign exchange exposure from some coal fixed price sales, Vale purchased forward Australian dollars.
Product price risk
Vale is also exposed to several market risks associated with commodities price volatilities. Currently, our derivative transactions include nickel, aluminum, coal, copper, bunker oil and maritime freight (FFA) derivatives and all have the same purpose of mitigating Vale’s cash flow volatility.
Nickel — The Company has the following derivative instruments in this category:
•	Strategic derivative program — in order to protect our cash flows in 2010 and 2011, we entered into derivative transactions where we fixed the prices of some of our nickel sales during the period.

•	Fixed price sales program — we use to enter into nickel future contracts on the London Metal Exchange (LME) with the purpose of maintaining our exposure to nickel price variation, regarding the fact that, in some cases, the commodity is sold at a fixed price to some customers. Whenever the ‘Strategic derivative program’ is executed, the ‘Fixed price sales program’ is interrupted.

•	Nickel purchase program — Vale has also sold nickel futures on the LME, in order to minimize the risk of mismatch between the pricing on the costs of intermediate products and finished goods.
Aluminum — In order to protect our cash flow in 2010, we entered into derivatives transactions where we fixed the prices of some of our aluminum sales during the period. Aluminum operations are available for sale since June 2010.
Coal — In order to protect our cash flow in 2010, we entered into derivatives transactions where we fixed the prices of some of our coal sales during the period.
Copper — We entered into derivatives transactions in order to reduce the cash flow volatility due to the quotation period mismatch between the pricing period of copper scrap purchase and the pricing period of final products sale to the clients.
Bunker Oil — In order to reduce the impact of bunker oil price fluctuation on Vale’s freight hiring and, therefore, on Vale’s cash flow, Vale implemented a derivative program that consists of forward purchases and swaps.
Maritime Freight — In order to reduce the impact of freight price fluctuations on the Company’s cash flows, Vale implemented a derivative program that consists of purchasing Forward Freight Agreements (FFA).
Embedded derivatives — In addition to the contracts mentioned above, Vale Inco Ltd., Vale’s wholly-owned subsidiary, has nickel concentrate and raw materials purchase agreements, where there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives. There is also an embedded derivative related to energy purchase in our subsidiary Albras on which there is a premium that can be charged based on the movement of aluminum prices.
Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.
At June 30, 2010, we have outstanding positions designated as cash flow hedge and fair value hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, such as time value, the value of such excluded portion is included in earnings. A fair value hedge is a hedge of an exposure to the changes in the fair value of a recognized asset or liability that is attributable to a particular risk and will affect reported net income.
The assets and liabilities balances of derivatives measured at fair value and the effects of their recognition are shown in the following tables:

	Assets				Liabilities
	June 30, 2010 (unaudited)		December 31, 2009		June 30, 2010 (unaudited)		December 31, 2009
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	—	490	—	794	—	64	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	1	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	6	7	1
EuroBond Swap	—	—	—	—	—	78	—	—
AUD floating rate vs. fixed USD rate swap	2	—	—	9	—	—	—	—

	2	490	—	804	—	148	7	1

Commodities price risk
Nickel
Fixed price program	19	—	12	2	4	—	3	8
Strategic program	—	—	—	—	31	—	32	—
Aluminum	—	—	—	—	—	—	16	—
Bunker Oil Hedge	—	10	49	—	—	—	—	—
Coal	—	—	—	—	3	—	—	—
Maritime Freight Hiring Protection Program	—	—	29	—	10	—	—	—

	19	10	90	2	48	—	51	8

Derivatives designated as hedge
Foreign exchange cash flow hedge	—	96	15	59	—	—	—	—
Strategic Nickel	—	42	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	71	—

	—	138	15	59	—	—	71	—

Total	21	638	105	865	48	148	129	9

The following table presents the effects of derivatives for the three-month periods ended:

	Amount of gain or (loss) recognized in financial income (expense)					Financial settlement					Amount of gain or (loss) recognized in OCI
				Six-month period ended					Six-month period ended					Six-month period ended
	Three-month period ended (unaudited)				(unaudited)	Three-month period ended (unaudited)				(unaudited)	Three-month period ended (unaudited)			(unaudited)
		March 31,					March 31,					March 31,
	June 30, 2010	2010	June 30, 2009	June 30, 2010	June 30, 2009	June 30, 2010	2010	June 30, 2009	June 30, 2010	June 30, 2009	June 30, 2010	2010	June 30, 2009	June 30, 2010	June 30, 2009
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(191)	(50)	927	(241)	959	(75)	(29)	(101)	(104)	(121)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	(1)	—	—	(1)	(1)	—	—	(1)	—	(1)	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	(1)	—	(1)	(1)	2	2	2	4	2	—	—	—	—	—
Swap Convertibles	37	—	—	37	—	(37)	—	—	(37)	—	—	—	—	—	—
Swap NDF	1	—	—	1	—	—	—	—	—	—	—	—	—	—	—
EuroBond Swap	(78)	—	—	(78)	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	(1)	2	7	1	10	(6)	(1)	(1)	(7)	(1)	—	—	—	—	—

	(233)	(49)	934	(282)	967	(116)	(28)	(101)	(144)	(121)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	18	(9)	42	9	24	2	(1)	9	1	30	—	—	—	—	—
Purchase program	—	—	(32)	—	(22)	—	—	27	—	25	—	—	—	—	—
Strategic program	88	(139)	(42)	(51)	(42)	36	14	—	50	—	—	—	—	—	—
Natural gas	—	—	(1)	—	(4)	—	—	2	—	4	—	—	—	—	—
Aluminum	—	—	—	—	—	—	16	—	16	—	—	—	—	—	—
Maritime Freight Hiring Protection Program	(16)	(3)	34	(19)	34	(9)	(10)	(5)	(19)	(5)	—	—	—	—	—
Coal	(2)	(1)	—	(3)	—	—	—	—	—	—	—	—	—	—	—
Bunker Oil Hedge	(7)	(6)	—	(13)	—	(10)	(13)	—	(23)	—	—	—	—	—	—

	81	(158)	1	(77)	(10)	19	6	33	25	54	—	—	—	—	—
Embedded derivatives:
For nickel concentrate costumer sales	—	—	(18)	—	(16)	—	—	5	—	(18)	—	—	—	—	—
Customer raw material contracts	—	—	(57)	—	(63)	—	—	—	—	—	—	—	—	—	—
Energy — Aluminum options	23	(23)	—	—	—	—	—	—	—	—	—	—	—	—	—

	23	(23)	(75)	—	(79)	—	—	5	—	(18)	—	—	—	—	—

Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	13	—	—	—	—	(1)	—	—	—	—	—
Aluminum hedge	—	—	13	—	—	13	13	(1)	26	—	33	2	—	35	—
Strategic Nickel	(2)	—	—	(2)	—	—	—	—	—	—	94	(53)	—	41	—
Foreign exchange cash flow hedge	19	—	—	19	—	(27)	(4)	—	(31)	—	16	28	1	44	1

	17	—	13	17	13	(14)	9	(1)	(5)	(1)	143	(23)	1	120	1

	(112)	(230)	873	(342)	891	(111)	(13)	(64)	(124)	(86)	143	(23)	1	120	1

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.
Final maturity dates for the above instruments are as follows:

Interest rates / Currencies	December 2019
Aluminum	December 2010
Bunker Oil	December 2011
Freight	December 2010
Nickel	December 2011
Coal	December 2010
Copper	October 2010